Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share [Line Items]
Allocation of net income (loss), as adjusted	$ (200,039)	$ 4,929,384	$ 2,058,039	$ 5,159,208
Basic and diluted weighted average shares outstanding	4,705,551	14,375,000	4,953,486	14,375,000
Basic and diluted net income (loss) per ordinary share	$ (0.04)	$ 0.34	$ 0.42	$ 0.36	$ 0.34	$ (0.75)
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share [Line Items]
Allocation of net income (loss), as adjusted	$ (152,775)	$ 1,232,346	$ 1,493,105	$ 1,289,802
Basic and diluted weighted average shares outstanding	3,593,750	3,593,750	3,593,750	3,593,750
Basic and diluted net income (loss) per ordinary share	$ (0.04)	$ 0.34	$ 0.42	$ 0.36	$ 0.34	$ (0.75)